CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss	$ (3,377)	$ (5,652)	$ (11,043)	$ (22,419)	$ (27,592)	$ (12,470)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation			340	378	538	222
Non-cash lease expense				4	4	1
Depreciation	5	5	14	15	20	6
Change in fair value of warrant liabilities	53	(297)	(194)	(94)	(297)	(2,955)
Change in operating assets and liabilities
Prepaid expenses and other assets			(314)	(191)	20	70
Accounts payable			(1,280)	22	3,058	113
Accrued and other liabilities			1,636	3,044	(461)	4,214
Net cash used in operating activities			(10,841)	(19,241)	(24,710)	(10,799)
Investing activities
Purchases of property and equipment			(2)	(8)	(8)	(50)
Net cash used in investing activities			(2)	(8)	(8)	(50)
Financing activities
Proceeds from the issuance of common stock and warrants under the securities purchase agreements			9,996	19,998	19,998
Proceeds from exercise of warrants			6		1
Payments of issuance costs in connection with the securities purchase agreements			(887)	(1,474)	(1,651)	(80)
Payment of employee withholding taxes related to shares withheld from issuance for vested restricted stock units			(12)	(41)	(48)
Net cash provided by financing activities			9,103	18,483	18,300	(80)
Net decrease in cash			(1,740)	(766)	(6,418)	(10,929)
Cash at beginning of period			16,017	22,435	22,435	33,364
Cash at end of period	$ 14,277	$ 21,669	$ 14,277	21,669	16,017	22,435
Supplemental non-cash investing and financing transactions
Unpaid issuance costs				$ 176
Fair value of warrants issued to placement agent					309
Right-of-use assets obtained in exchange for operating lease liabilities						223
Reclassification of warrant liabilities upon exercise of warrants					$ 1	$ 7,183